PENSION AND OTHER POSTRETIREMENT BENEFITS - BENEFIT OBLIGATION, PLAN ASSETS AND FUNDED STATUS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Canada
Change in plan assets
Employer contributions	$ 13,000,000	$ 14,000,000	$ 0
Canada | Pension
Change in projected benefit obligation
Benefit obligation at beginning of year	4,033,000,000	2,270,000,000
Service cost	149,000,000	156,000,000	129,000,000
Interest cost	130,000,000	116,000,000	73,000,000
Participant contributions	25,000,000	6,000,000
Actuarial (gain)/loss	(146,000,000)	145,000,000
Benefits paid	(184,000,000)	(165,000,000)
Plan settlements	0	0
Transfer out	(10,000,000)	0
Acquired in Merger Transaction	0	1,505,000,000
Foreign currency exchange rate changes	0	0
Other	0	0
Benefit obligation at beginning of year	3,997,000,000	4,033,000,000	2,270,000,000
Change in plan assets
Fair value of plan assets at beginning of year	3,619,000,000	2,019,000,000
Actual return/(loss) on plan assets	(42,000,000)	308,000,000
Employer contributions	113,000,000	161,000,000
Participant contributions	25,000,000	6,000,000
Benefits paid	(184,000,000)	(165,000,000)
Plan settlements	0	0
Transfer out	(8,000,000)	0
Acquired in Merger Transaction	0	1,290,000,000
Foreign currency exchange rate changes	0	0
Other	0	0
Fair value of plan assets at end of year	3,523,000,000	3,619,000,000	2,019,000,000
Underfunded status at end of year	(474,000,000)	(414,000,000)
Presented as follows:
Deferred amounts and other assets	29,000,000	38,000,000
Accounts payable and other	(9,000,000)	(60,000,000)
Other long-term liabilities	(494,000,000)	(392,000,000)
Amount recognized in balance sheet	(474,000,000)	(414,000,000)
Accumulated benefit obligation	3,700,000,000	3,700,000,000
Canada | Supplemental Employee Retirement Plan
Presented as follows:
Deferred amounts and other assets	7,000,000	9,000,000
Canada | OPEB
Change in projected benefit obligation
Benefit obligation at beginning of year	321,000,000	179,000,000
Service cost	8,000,000	7,000,000	4,000,000
Interest cost	10,000,000	10,000,000	6,000,000
Participant contributions	0	0
Actuarial (gain)/loss	(45,000,000)	(8,000,000)
Benefits paid	(11,000,000)	(10,000,000)
Plan settlements	0	(3,000,000)
Acquired in Merger Transaction	0	146,000,000
Foreign currency exchange rate changes	0	0
Other	(1,000,000)	0
Benefit obligation at beginning of year	282,000,000	321,000,000	179,000,000
Change in plan assets
Fair value of plan assets at beginning of year	0	0
Actual return/(loss) on plan assets	0	0
Employer contributions	11,000,000	10,000,000
Participant contributions	0	0
Benefits paid	(11,000,000)	(10,000,000)
Acquired in Merger Transaction	0	0
Foreign currency exchange rate changes	0	0
Other	0	0
Fair value of plan assets at end of year	0	0	0
Underfunded status at end of year	(282,000,000)	(321,000,000)
Presented as follows:
Deferred amounts and other assets	0	0
Accounts payable and other	(12,000,000)	(12,000,000)
Other long-term liabilities	(270,000,000)	(309,000,000)
Amount recognized in balance sheet	(282,000,000)	(321,000,000)
United States
Change in plan assets
Employer contributions	27,000,000	31,000,000	13,000,000
United States | Pension
Change in projected benefit obligation
Benefit obligation at beginning of year	1,279,000,000	508,000,000
Service cost	45,000,000	48,000,000	26,000,000
Interest cost	38,000,000	35,000,000	16,000,000
Participant contributions	0	0
Actuarial (gain)/loss	(103,000,000)	57,000,000
Benefits paid	(60,000,000)	(42,000,000)
Plan settlements	(65,000,000)	(59,000,000)
Transfer out	0	0
Acquired in Merger Transaction	0	811,000,000
Foreign currency exchange rate changes	105,000,000	(63,000,000)
Other	(25,000,000)	(16,000,000)
Benefit obligation at beginning of year	1,214,000,000	1,279,000,000	508,000,000
Change in plan assets
Fair value of plan assets at beginning of year	1,097,000,000	361,000,000
Actual return/(loss) on plan assets	(48,000,000)	113,000,000
Employer contributions	40,000,000	57,000,000
Participant contributions	0	0
Benefits paid	(60,000,000)	(42,000,000)
Plan settlements	(65,000,000)	(59,000,000)
Transfer out	0	0
Acquired in Merger Transaction		731,000,000
Foreign currency exchange rate changes	(91,000,000)	51,000,000
Other	(10,000,000)	(13,000,000)
Fair value of plan assets at end of year	1,045,000,000	1,097,000,000	361,000,000
Underfunded status at end of year	(169,000,000)	(182,000,000)
Presented as follows:
Deferred amounts and other assets	0	0
Accounts payable and other	(4,000,000)	(3,000,000)
Other long-term liabilities	(165,000,000)	(179,000,000)
Amount recognized in balance sheet	(169,000,000)	(182,000,000)
Accumulated benefit obligation	1,200,000,000	1,200,000,000
United States | Supplemental Employee Retirement Plan
Presented as follows:
Deferred amounts and other assets	39,000,000	40,000,000
United States | OPEB
Change in projected benefit obligation
Benefit obligation at beginning of year	337,000,000	133,000,000
Service cost	3,000,000	5,000,000	4,000,000
Interest cost	10,000,000	10,000,000	5,000,000
Participant contributions	6,000,000	4,000,000
Actuarial (gain)/loss	(25,000,000)	(34,000,000)
Benefits paid	(29,000,000)	(19,000,000)
Plan settlements	(8,000,000)	1,000,000
Acquired in Merger Transaction	0	254,000,000
Foreign currency exchange rate changes	27,000,000	(17,000,000)
Other	(16,000,000)	0
Benefit obligation at beginning of year	305,000,000	337,000,000	133,000,000
Change in plan assets
Fair value of plan assets at beginning of year	213,000,000	115,000,000
Actual return/(loss) on plan assets	(13,000,000)	21,000,000
Employer contributions	8,000,000	1,000,000
Participant contributions	6,000,000	4,000,000
Benefits paid	(29,000,000)	(19,000,000)
Acquired in Merger Transaction	0	102,000,000
Foreign currency exchange rate changes	16,000,000	(11,000,000)
Other	(20,000,000)	0
Fair value of plan assets at end of year	181,000,000	213,000,000	$ 115,000,000
Underfunded status at end of year	(124,000,000)	(124,000,000)
Presented as follows:
Deferred amounts and other assets	2,000,000	7,000,000
Accounts payable and other	(7,000,000)	(7,000,000)
Other long-term liabilities	(119,000,000)	(124,000,000)
Amount recognized in balance sheet	$ (124,000,000)	$ (124,000,000)